UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNER FINANCIAL

SERVICES FUND

FORM N-Q

JUNE 30, 2007

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited)	June 30, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 90.8%
Capital Markets - 5.9%
12,200	A.G. Edwards Inc.	$1,031,510
40,000	Ameriprise Financial Inc.	2,542,800
1,000	KBW Inc. *	29,380
15,590	Raymond James Financial Inc.	481,731
140,000	TD Ameritrade Holding Corp. *	2,800,000

	Total Capital Markets	6,885,421

Commercial Banks - 33.8%
100,000	AmericanWest Bancorporation	1,823,000
9,069	Bank of Nova Scotia	442,471
67,860	Barclays PLC	947,469
56,876	Beach Business Bank *	710,950
5,250	BNP Paribas SA	627,156
36,250	Cascade Bancorp	838,825
62,500	Cascade Financial Corp.	989,375
23,894	Colonial BancGroup Inc.	596,633
31,500	Commerce Bancshares Inc.	1,426,950
28,300	Cullen/Frost Bankers Inc.	1,513,201
53,500	Epic Bancorp	735,625
20,001	First Financial Bankshares Inc.	776,239
36,015	First Keystone Corp.	678,883
25,000	First Regional Bancorp *	636,000
25,000	First Security Group Inc.	270,000
50,000	First State Bancorporation	1,064,500
56,100	Gateway Financial Holdings Inc.	819,621
93,750	Glacier Bancorp Inc.	1,907,812
40,000	Greater Bay Bancorp	1,113,600
22,200	Huntington Bancshares Inc.	504,828
45,000	IBERIABANK Corp.	2,225,250
2,205	Leesport Financial Corp.	43,924
42,000	Northrim BanCorp Inc.	1,147,020
27,720	Pacific Continental Corp.	449,064
15,690	PNC Financial Services Group Inc.	1,123,090
23,377	Royal Bank of Canada	1,244,517
114,660	Royal Bank of Scotland Group PLC	1,455,987
69,720	Somerset Hills Bancorp	871,151
20,000	SunTrust Banks Inc.	1,714,800
31,500	Sussex Bancorp	452,025
80,000	TCF Financial Corp.	2,224,000
6,615	The Bank Holdings Inc. *	109,214
4,837	Toronto-Dominion Bank	331,366
50,000	U.S. Bancorp	1,647,500
15,620	Wachovia Corp.	800,525
88,200	Wainwright Bank & Trust Co.	1,149,246
60,000	Wells Fargo & Co.	2,110,200
70,000	WSB Financial Group Inc. *	1,106,000
15,666	Zions Bancorporation	1,204,872

	Total Commercial Banks	39,832,889

Consumer Finance - 1.7%
25,844	Capital One Financial Corp.	2,027,203

Diversified Financial Services - 7.4%
71,074	Bank of America Corp.	3,474,808
22,500	Financial Federal Corp.	670,950
150,000	Highbury Financial Inc. *	1,350,000
59,623	JPMorgan Chase & Co.	2,888,734
5,900	Principal Financial Group Inc.	343,911

	Total Diversified Financial Services	8,728,403

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

SHARES	SECURITY	VALUE
Exchange Traded - 4.1%
20,000	KPW Bank	$1,109,600
20,000	KPW Capital Markets	1,374,000
20,000	KPW Insurance	1,188,600
25,000	KPW Regional Banking	1,147,000

	Total Exchange Traded	4,819,200

Insurance - 30.9%
70,000	American Financial Group Inc.	2,390,500
24,550	American International Group Inc.	1,719,236
70,000	American Safety Insurance Holdings Ltd. *	1,668,100
18,000	Arch Capital Group Ltd. *	1,305,720
46,900	Assurant Inc.	2,763,348
52,000	Brown & Brown Inc.	1,307,280
18,320	Chubb Corp.	991,845
50,000	Hanover Insurance Group Inc.	2,439,500
70,000	HCC Insurance Holdings Inc.	2,338,700
30,000	Hilb Rogal & Hobbs Co.	1,285,800
28,600	Lincoln National Corp.	2,029,170
50,000	Max Re Capital Ltd.	1,415,000
35,000	MetLife Inc.	2,256,800
68,750	Old Republic International Corp.	1,461,625
56,200	Philadelphia Consolidated Holding Corp. *	2,349,160
29,660	Prudential PLC	424,826
25,000	RenaissanceRe Holdings Ltd.	1,549,750
32,000	RLI Corp.	1,790,400
25,000	StanCorp Financial Group Inc.	1,312,000
40,000	Travelers Cos. Inc.	2,140,000
45,000	W.R. Berkley Corp.	1,464,300

	Total Insurance	36,403,060

Internet Software & Services - 0.8%
90,000	Online Resources Corp. *	988,200

IT Services - 4.3%
60,000	CheckFree Corp. *	2,412,000
40,000	Electronic Clearing House Inc. *	560,000
37,000	Fiserv Inc. *	2,101,600

	Total IT Services	5,073,600

Thrifts & Mortgage Finance - 1.5%
15,100	Citizens First Bancorp Inc.	329,180
101,340	Riverview Bancorp Inc.	1,390,385

	Total Thrifts & Mortgage Finance	1,719,565

Trading Companies & Distributors - 0.4%
14,700	United Rentals Inc. *	478,338

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $86,182,371)	106,955,879

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 9.2%
Repurchase Agreement - 9.2%
$10,844,000	State Street Bank & Trust Co., dated 6/29/07, 4.720% due 7/2/07; Proceeds at maturity - $10,848,265; (Fully collateralized by U.S. Treasury Bond, 6.25% due 8/15/23; Market value - $11,066,413) (Cost - $10,844,000)	10,844,000

	TOTAL INVESTMENTS - 100.0% (Cost - $97,026,371#)	117,799,879

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

Liabilities in Excess of Other Assets - 0.0%	(46,468)

TOTAL NET ASSETS - 100.0%	$117,753,411

*	Non-income producing security

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Financial Services Fund (the “Fund”), is a separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Concentration Risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,895,955
Gross unrealized depreciation	(1,122,447)

Net unrealized appreciation	$20,773,508

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 24, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: August 24, 2007